Investments - Intangible Lease Assets - Schedule detailing intangible lease assets and related accumulated amortization (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Intangible Lease Assets
Intangible lease assets	$ 559,717	$ 588,635
Accumulated amortization	(142,081)	(99,007)
Net intangible lease assets	417,636	489,628
In -place leases
Intangible Lease Assets
Intangible lease assets	524,648	551,442
Ground lease interests
Intangible Lease Assets
Intangible lease assets	54,400
Above-market leases
Intangible Lease Assets
Intangible lease assets	$ 35,069	$ 37,193